UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM 13F-HR/A

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [x]; Amendment Number: 3
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 10/31/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners LLC
Address:  56 Mason Street
          Greenwich, Connecticut 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203) 661-7022
Signature, Place and Date of Signing:

      Greenwich, Connecticut          MAY 1, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total: 	7246

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMBANC HLDG INC COM            COMMON STOCK     023161102      830    40000 SH       SOLE                  40000        0        0
D COMMUNITY SAVINGS BANKSHARES C COMMON STOCK     204037105     1249    67500 SH       SOLE                  67500        0        0
D MAIN STREET BANCORP INC        COMMON STOCK     559906102      704    55000 SH       SOLE                  55000        0        0
D ORION PWR HLDGS INC COM STK    COMMON STOCK     686286105     4463   175000 SH       SOLE                 175000        0        0
S REPORT SUMMARY                  4 DATA RECORDS                7246        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED